Cover	Dec. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-52610
Entity Registrant Name	Lightstone Value Plus REIT I, Inc.
Entity Central Index Key	0001296884
Entity Tax Identification Number	20-1237795
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1985 Cedar Bridge Avenue
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Lakewood
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08701
City Area Code	(732)
Local Phone Number	367-0129
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false